Leases - Supplemental Balance Sheet Information (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Finance lease asset		$ 31,463
Current portion of finance lease liability	$ 1,097	1,070
Finance lease liabilities	$ 13,671	13,956	$ 14,237	$ 14,506	$ 0
Total lease liabilities		$ 15,026
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]		usgaap:FinanceLeaseRightOfUseAsset
Finance Lease, Liability, Current, Statement of Financial Position [Extensible List]		usgaap:FinanceLeaseLiabilityCurrent
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]		usgaap:FinanceLeaseLiabilityNoncurrent